Consolidated interim statements of financial position - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	€ 46	€ 58
Leasehold improvements and equipment	3,518	3,823
Right-of-use assets	311	561
Total non-current assets	3,875	4,442
Current assets
Cash and cash equivalents	120,056	190,286
Trade and other receivables	2,154	2,697
Inventories	694	628
Other assets and prepaid expenses	7,932	2,459
Total current assets	130,836	196,070
TOTAL ASSETS	134,711	200,512
Equity
Issued capital	1,493	1,493
Capital reserves	590,232	582,843
Fair value reserves	(1,231)	(1,231)
Accumulated deficit	(491,568)	(430,190)
Total equity	98,926	152,915
Non current liabilities
Borrowings	9,000	11,687
Contract liabilities	774	1,083
Lease liabilities	123	176
Total non-current liabilities	9,897	12,946
Current liabilities
Trade and other payables	15,810	19,077
Borrowings	5,923	5,930
Lease liabilities	200	396
Contract liabilities	3,955	9,248
Total current liabilities	25,888	34,651
TOTAL EQUITY AND LIABILITIES	€ 134,711	€ 200,512